                                     PIONEER
                                     -------
                                  CASH RESERVES
                                      FUND


                                   SEMIANNUAL
                                     REPORT

                                     6/30/02



                           [PIONEER INVESTMENTS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
 Letter from the President                                             1


 Portfolio Summary                                                     2


 Performance Update                                                    3


 Portfolio Management Discussion                                       4


 Schedule of Investments                                               6


 Financial Statements                                                 11


 Notes to Financial Statements                                        17


 Trustees, Officers and Service Providers                             21

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/02
--------------------------------------------------------------------------------

DEAR SHAREOWNERS,
--------------------------------------------------------------------------------
 All the negatives that have weighed on the market - weak corporate earnings, high-profile business scandals, and an ambiguous economic outlook - have one thing in common: None of them is likely to be permanent. It would also be a mistake to believe that the current run of bad news is somehow unique. In recent years, other headlines have rattled investors - 1987's market meltdown, the Gulf War, currency crises in Asia and Russia, and, of course, September 11. On each occasion, frustrated investors cashed in their holdings, hoping to resume investing in better times. But only hindsight shows us the best times to be in or out of the market.

 As successful professional investors with 74 years of experience caring for our clients' assets through declines and recoveries, we are sure of one thing: Like its predecessors, this downtrend began without the ringing of a bell and will end the same way. So rather than turn our backs when the news is bad, we search for attractive investments every day.

 BE GUIDED BY YOUR NEEDS, NOT BY THE NEWS

 Just like the events I mentioned earlier, today's unsettling headlines may be distant memories by the time you need to pay tuition bills or face the real costs of living in retirement. That's why, like us, you should keep your eyes on the future and not on the evening news.

 Toward that end, your financial advisor can offer needed perspective and useful experience in times of market volatility. Your advisor can keep you focused on your goals and discuss adjustments to your investment program if you aren't comfortable with the choices you made earlier. And if tuition bills and retirement are in fact upon you, all the more reason for working more closely with your financial advisor.

 THE FIRST RETIREMENT PLAN FOR OWNER-ONLY BUSINESSES

 Pioneer has designed a unique retirement program exclusively for one-person businesses. Pioneer Uni-K Plan(SM) is the first-of-its-kind 401(k) plan designed exclusively for owner-only businesses, whether full-or part-time. It could be ideal for your retirement planning, especially if you want to maximize contributions. Uni-K also offers other key advantages: you can consolidate your other retirement plan assets into your Uni-K plan, and loans are available. Ask your financial advisor for further details.

 All of us at Pioneer thank you for your continued business.

 Respectfully,

 /s/ Daniel T. Geraci

 Daniel T. Geraci
 Pioneer Investment Management, Inc.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 PORTFOLIO SUMMARY 6/30/02
--------------------------------------------------------------------------------

 PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)

[EDGAR REPRESENTATION OF PIE CHART]

Corporate Bonds                        48%
Commercial Paper                       44%
Temporary Cash Investment               4%
U.S. Government Agency Obligations      4%


 10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
 (As a percentage of debt holdings)

  1.  Bank One Corp., 2.005%, 8/12/02                     3.15%
  2.  Wal-Mart Stores Inc., 6.875%, 8/1/02                3.04
  3.  First Union National Bank, 2.13%, 7/16/02           2.83
  4.  Duke Energy Corp., 1.73%, 7/2/02                    2.83
  5.  Gannett Co., 1.75%, 7/9/02                          2.83
  6.  National Rural Utilities Finance, 1.8%, 7/11/02     2.83
  7.  Schering Corp., 1.75%, 7/17/02                      2.83
  8.  Pfizer Inc., 1.73%, 7/19/02                         2.83
  9.  Epic, 1.75%, 7/19/02                                2.83
 10.  SBC Communications, 1.77%, 7/23/02                  2.83

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 6/30/02
--------------------------------------------------------------------------------

SHARE PRICES

 NET ASSET VALUE PER SHARE                      6/30/02          12/31/01
 Class A Shares                                  $1.00             $1.00
 Class B Shares                                   1.00              1.00
 Class C Shares                                   1.00              1.00

 DISTRIBUTIONS
--------------------------------------------------------------------------------

 PER SHARE                      INCOME         SHORT-TERM        LONG-TERM
 (12/31/01-6/30/02)            DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
 Class A Shares                 $0.006             -                  -
 Class B Shares                  0.002             -                  -
 Class C Shares                  0.002             -                  -

 YIELDS*
--------------------------------------------------------------------------------

                                 7-DAY ANNUALIZED            7-DAY EFFECTIVE**
 Class A Shares                       0.89%                        0.90%
 Class B Shares                       0.24%                        0.24%
 Class C Shares                       0.26%                        0.26%


* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class A 0.65%, Class B - 0.01% and Class C 0.01%.

     Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.25% (as of April 22, 2002) of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 6/30/02
--------------------------------------------------------------------------------

 Short-term interest rates remained at very low levels throughout the first half of 2002, keeping money market yields down. During the six months, Pioneer Cash Reserves Fund provided income consistent with the low interest-rate environment, while maintaining a $1 share price. The Fund invests exclusively in high-quality market instruments issued by the U.S. government and domestic corporations banks. All issues have the highest ratings from the two leading nationally ratings organizations: A1 by Standard and Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

 In the following discussion, Andrew Feltus reviews the investment environment and strategies that affected the Fund's performance over the six months. Mr. Feltus is a member of Pioneer's fixed income team, which is responsible for the daily management of the Fund.

Q: HOW DID THE FUND PERFORM?

A: For the six months ended June 30, 2002, the Fund's Class A shares had a total return of 0.62%, while Class B shares returned 0.19% and Class C shares had a total return of 0.16%. On June 30, 2002, the seven-day effective yield on Class A shares was 0.90%.

Q: WHAT FACTORS INFLUENCED PERFORMANCE?

A: Yields remained low throughout our investment universe. If anything, the differences between yields of securities of different maturities narrowed, leaving little opportunity to pick up additional income in the high-quality market. To illustrate, by the end of the period on June 30, the difference between the yields of 30-day paper and 365-day paper had narrowed to just 0.45% - or forty-five basis points - from a spread of 0.64% - or sixty-four basis points - at the start of the year.

Q: WHY DID INTEREST RATES REMAIN SO LOW?

A: The Federal Reserve Board kept short-term rates at very low levels throughout the six-month period. During a period in which the markets for stocks and corporate bonds declined and little evidence emerged of growing inflationary pressures, the Fed had little incentive to hike rates. Six months ago, investors were more confident that short-term rates eventually would rise as evidence of a strengthening economy accumulated. As a result, investors could pick up additional yield in money market securities by extending the maturity of securities. However, as this expectation of an economic rebound became less widely held and stocks and corporate bonds fell in value, the differences in yields of securities of varying maturities narrowed and there was no incentive to lengthen maturities in the high-grade, short-term market.

Q: GIVEN THIS ENVIRONMENT, WHAT WERE YOUR PRINCIPAL STRATEGIES?

A: Consistent with our investment discipline, we made no compromises on credit quality, investing only in the highest quality money market securities. All securities in the portfolio had credit ratings of at least A1 or P1, with most A1+ or P1+ or better. In addition, because we were not paid to extend maturities, we took a more conservative approach in the Fund's duration. At the end of the period on June 30, 2002, the portfolio's average maturity was 71 days and the average effective maturity - allowing for the presence of floating-rate notes - was 56.1 days. Six months earlier, the portfolio's average maturity was 81.3 days while its effective maturity was 70 days.

Q: WHAT IS YOUR OUTLOOK FOR MONEY MARKET INVESTMENTS AND YIELDS?

A: We think yields will remain low in the short term. We don't expect the Federal Reserve Board to raise rates for the remainder of 2002, although it is more likely the Fed will start raising rates in 2003 as investors gain confidence in the economy and the potential increases for a rise in inflationary pressures.

   We intend to remain invested only in the highest quality securities and enhance yield in the high-quality market when we have the opportunity.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                     VALUE
                    CORPORATE BONDS - 47.9%
                    MISCELLANEOUS - 1.4%

  $ 5,100,000       American General Finance Corp., 7.35%, 1/14/03       $  5,236,151
                                                                         ------------
                    TOTAL MISCELLANEOUS                                  $  5,236,151
                                                                         ------------

                    MATERIALS - 2.2%
                    COMMODITY CHEMICALS - 1.8%
    6,500,000       E.I. Dupont Nemour, 6.5%, 9/1/02                     $  6,548,402
                                                                         ------------

                    DIVERSIFIED CHEMICALS - 0.4%
    1,500,000       Pitney Bowes Credit, 8.8%, 2/15/03                   $  1,559,614
                                                                         ------------
                    TOTAL MATERIALS                                      $  8,108,016
                                                                         ------------

                    CAPITAL GOODS - 2.8%
                    ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
    4,246,000       General Electric Capital Corp., 6.5%, 9/27/02        $  4,290,372
      817,000       General Electric Capital Corp., 6.25%, 8/5/02             820,346
    5,000,000       General Electric Capital Corp., 1.86%, 11/21/02         5,001,177
                                                                         ------------
                                                                         $ 10,111,895
                                                                         ------------
                    TOTAL CAPITAL GOODS                                  $ 10,111,895
                                                                         ------------

                    AUTOMOBILES & COMPONENTS - 2.0%
                    AUTOMOBILE MANUFACTURERS - 2.0%
    5,300,000       PACCAR Financial Corp., 6.42%, 7/15/02               $  5,309,126
    2,000,000       PACCAR Financial Corp., 5.84%, 2/14/03                  2,040,205
                                                                         ------------
                                                                         $  7,349,331
                                                                         ------------
                    TOTAL AUTOMOBILES & COMPONENTS                       $  7,349,331
                                                                         ------------

                    RETAILING - 3.7%
                    GENERAL MERCHANDISE STORES - 2.9%
   10,690,000       Wal-Mart Stores Inc., 6.875%, 8/1/02                 $ 10,730,596
                                                                         ------------

                    RETAILING - 0.8%
    2,600,000       Wal-Mart Stores Inc., 6.5%, 6/1/03                   $  2,690,968
                                                                         ------------
                    TOTAL RETAILING                                      $ 13,421,564

                    FOOD, BEVERAGE & TOBACCO - 0.3%
                    SOFT DRINKS - 0.3%
    1,000,000       PepsiCo Inc., 5.75%, 1/2/03                          $  1,016,868
                                                                         ------------
                    TOTAL FOOD, BEVERAGE & TOBACCO                       $  1,016,868
                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
  AMOUNT                                                                     VALUE
                    BANKS - 15.9%
  $ 1,500,000       Bank One Corp., 2.11688%, 6/16/03                    $  1,504,081
   11,100,000       Bank One Corp., 2.005%, 8/12/02                        11,102,188
    5,000,000       Chase Manhattan Corp., 1.95375%, 9/6/02                 5,001,480
    1,250,000       Citifinancial, 5.875%, 1/15/03                          1,272,992
    2,500,000       Citigroup Inc., 1.81%, 7/12/02                          2,500,007
   10,000,000       First Union National Bank, 2.13%, 7/16/02              10,001,044
    1,500,000       First Union National Bank, 2.01625%, 9/6/02             1,500,596
    1,600,000       Nationsbank Corp., 2.12875%, 8/23/02                    1,600,693
    9,955,000       SBC Jersey, 6.5%, 7/8/02                                9,963,092
       18,000       SBC Jersey, 6.75%, 10/18/02                                18,237
    1,500,000       Wells Fargo & Company, 6.375%, 7/16/02                  1,502,686
    4,000,000       Wells Fargo & Company, 6.375%, 9/15/02                  4,034,118
    1,600,000       Wells Fargo & Company, 7.0%, 1/15/03                    1,637,941
    4,800,000       Wells Fargo & Company, 5.75%, 2/1/03                    4,907,139
    1,750,000       Wells Fargo & Company, 7.2%, 5/1/03                     1,823,007
                                                                         ------------
                                                                         $ 58,369,301
                                                                         ------------
                    TOTAL BANKS                                          $ 58,369,301
                                                                         ------------

                    DIVERSIFIED FINANCIALS - 12.9%
                    CONSUMER FINANCE - 0.3%
    1,000,000       National Rural Utilities Finance, 6.5%, 9/15/02      $  1,008,618
                                                                         ------------

                    DIVERSIFIED FINANCIAL SERVICES - 12.6%
    1,875,000       Abbey National Treasury Services, 7.0%, 1/31/03      $  1,924,686
    7,465,000       American Express Credit Corp., 6.5%, 8/12/02            7,498,044
    1,000,000       American Express Credit Corp., 2.08%, 8/14/02           1,000,292
    3,000,000       American Express Credit Corp., 1.82%, 11/14/02          2,999,880
    1,500,000       American Express Credit Corp., 1.83%, 4/25/03           1,500,000
    2,500,000       American General Finance Corp., 7.45%, 7/1/02           2,500,000
    1,925,000       American General Finance Corp., 5.9%, 1/15/03           1,962,240
    2,000,000       American General Finance Corp., 7.34%, 1/17/03          2,054,908
    3,900,000       American General Finance Corp., 6.2%, 3/15/03           4,003,080
    3,000,000       Associates Corp.-N. America, 6.375%, 10/15/02           3,038,626
    2,000,000       J.P. Morgan Chase & Co., 2.04625%, 1/30/03              2,001,988
    1,225,000       Salomon Smith Barney, 6.5%, 10/15/02                    1,238,762
    4,600,000       Salomon Smith Barney, 7.5%, 2/1/03                      4,742,364

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
  AMOUNT                                                                     VALUE
                    DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
  $ 3,613,000       Salomon Smith Barney, 6.25%, 5/15/03                 $  3,740,886
    6,000,000       USAA Capital Corp., 6.9%, 11/1/02                       6,092,918
                                                                         ------------
                                                                         $ 46,298,674
                                                                         ------------
                    TOTAL DIVERSIFIED FINANCIALS                         $ 47,307,292
                                                                         ------------

                    INSURANCE - 0.6%
                    LIFE & HEALTH INSURANCE - 0.6%
    1,500,000       American General Finance Corp., 6.18%, 5/12/03       $  1,550,040
      500,000       American General Finance Corp., 6.17%, 5/21/03            516,314
                                                                         ------------
                                                                         $  2,066,354
                                                                         ------------
                    TOTAL INSURANCE                                      $  2,066,354
                                                                         ------------

                    TECHNOLOGY HARDWARE & DEVELOPMENT - 0.9%
                    COMPUTER HARDWARE - 0.9%
    2,423,000       IBM Corp., 6.0%, 7/24/02                             $  2,428,818
    1,000,000       IBM Corp., 7.25%, 11/1/02                               1,016,488
                                                                         ------------
                                                                         $  3,445,306
                                                                         ------------
                    TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT              $  3,445,306
                                                                         ------------

                    TELECOMMUNICATION SERVICES - 4.2%
                    INTEGRATED TELECOM. SERVICES - 1.6%
    4,866,000       General Electric Capital Corp., 6.5%, 12/9/02        $  4,951,672
    1,000,000       Pitney Bowes Credit, 5.65%, 1/15/03                     1,017,983
                                                                         ------------
                                                                         $  5,969,655
                                                                         ------------

                    TELEPHONE - 2.6%
    9,500,000       Verizon Global Funding Corp., 1.97%, 11/4/02         $  9,502,558
                                                                         ------------
                    TOTAL TELECOMMUNICATION SERVICES                     $ 15,472,213

                    UTILITIES - 0.9%
                    ELECTRIC UTILITIES - 0.9%
    1,400,000       Duke Energy Corp., 6.625%, 2/1/03                    $  1,434,336
    2,000,000       Virginia Electric & Power Co., 7.375%, 7/1/02           2,000,000
                                                                         ------------
                                                                         $  3,434,336
                                                                         ------------
                    TOTAL UTILITIES                                      $  3,434,336
                                                                         ------------
                    TOTAL CORPORATE BONDS
                    (Cost $175,338,627)                                  $175,338,627
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
  AMOUNT                                                                     VALUE
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
                    GOVERNMENT - 4.1%
  $   875,000       Federal Home Loan Bank, 6.0%, 8/15/02                $    879,393
    1,000,000       Federal Home Loan Bank, 6.75%, 8/15/02                  1,006,030
      500,000       Federal Home Loan Bank, 5.885%, 11/20/02                  507,737
      500,000       Federal Home Loan Bank, 6.565%, 1/10/03                   512,320
    7,500,000       Federal Home Loan Bank, 2.33%, 7/24/03                  7,500,000
    4,550,000       Federal National Mortgage Association, 6.75%, 8/15/02   4,577,478
                                                                         ------------
                                                                         $ 14,982,958
                                                                         ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (Cost $14,982,958)                                   $ 14,982,958
                                                                         ------------

                    COMMERCIAL PAPER - 44.3%
    7,000,000       Abbey National Treasury Services, 1.87%, 7/31/02     $  7,000,029
    7,000,000       Abbott Laboratories, 1.75%, 7/26/02 (144A)              6,991,493
    1,019,000       The Coca-Cola Co., 1.75%, 7/9/02                        1,018,604
    7,370,000       Colgate-Palmolive, 1.72%, 7/22/02 (144A)                7,362,605
    5,900,000       Colgate-Palmolive, 1.73%, 7/25/02 (144A)                5,893,195
   10,000,000       Duke Energy Corp., 1.73%, 7/2/02                        9,999,520
   10,000,000       Epic, 1.75%, 7/19/02 (144A)                             9,991,250
    5,000,000       Equitable Resources Inc., 1.76%, 7/8/02 (144A)          4,998,289
    5,000,000       Equitable Resources Inc., 1.76%, 7/12/02 (144A)         4,997,311
    5,000,000       Equitable Resources Inc., 1.77%, 7/15/02 (144A)         4,996,558
   10,000,000       Gannett Co., 1.75%, 7/9/02 (144A)                       9,996,111
    3,000,000       Gannett Co., 1.75%, 7/29/02                             2,995,917
    1,000,000       National Rural Utilities Finance, 1.90%, 7/8/02           999,631
   10,000,000       National Rural Utilities Finance, 1.80%, 7/11/02        9,995,000
    7,000,000       PACCAR Financial Corp., 1.74%, 7/11/02                  6,996,617
    4,534,000       Pfizer Inc., 1.75%, 7/12/02 (144A)                      4,531,575
   10,000,000       Pfizer Inc., 1.73%, 7/19/02 (144A)                      9,991,350
   10,000,000       SBC Communications, 1.77%, 7/23/02 (144A)               9,989,183
   10,000,000       Schering-Plough Corp., 1.75%, 7/17/02                   9,992,222
    5,000,000       State Street Corp., 1.75%, 7/18/02                      4,995,868
    6,000,000       State Street Corp., 1.74%, 8/1/02                       5,991,010
    8,000,000       USAA Capital Corp., 1.78%, 7/1/02                       8,000,000
    3,500,000       Virginia Electric & Power Co., 1.75%, 7/3/02            3,499,660
    2,000,000       Virginia Electric & Power Co., 1.9%, 7/16/02            1,998,417

   The accompanying notes are an integral part of these financial statements.

 PRINCIPAL
  AMOUNT                                                                     VALUE
                    COMMERCIAL PAPER - (CONTINUED)
 $  7,000,000       Virginia Electric & Power Co., 1.78%, 7/22/02        $  6,992,732
    2,250,000       Virginia Electric & Power Co., 1.82%, 7/22/02           2,247,611
                                                                         ------------
                                                                         $162,461,758
                                                                         ------------
                    TOTAL COMMERCIAL PAPER
                    (Cost $162,461,758)                                  $162,461,758
                                                                         ------------

                    TOTAL INVESTMENT IN SECURITIES
                    (Cost $352,783,343)                                  $352,783,343
                                                                         ------------

                    TEMPORARY CASH INVESTMENT - 3.7%
                    REPURCHASE AGREEMENT - 3.7%
   13,700,000       Credit Suisse First Boston, Inc., 1.86%, dated 6/28/02,
                    repurchase price of $13,700,000 plus accrued interest
                    on 7/1/02, collateralized by $14,927,000,
                    U.S. Treasury Bonds, 11.625%, 11/15/04               $ 13,700,000
                                                                         ------------
                    TOTAL TEMPORARY CASH INVESTMENT
                    (Cost $13,700,000)                                   $ 13,700,000
                                                                         ------------
                    TOTAL INVESTMENT IN SECURITIES AND
                    TEMPORARY CASH INVESTMENT - 100%
                    (Cost $366,483,343)(a)                               $366,483,343
                                                                         ============


(a) At December 31, 2001, the fund had a net capital loss carryforward of $24,203 which will expire between 2002 and 2003, if not utilized.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2002, the value of these securities amounted to $79,738,920 or 21.5% of total net assets.

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 BALANCE SHEET 6/30/02 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including temporary
     cash investment of $13,700,000) (cost $366,483,343)                 $366,483,343
  Cash                                                                         60,550
  Receivables -
     Investment securities sold                                             8,861,835
     Fund shares sold                                                       3,497,499
     Interest                                                               3,963,554
  Other                                                                        65,917
                                                                         ------------
       Total assets                                                      $382,932,698
                                                                         ------------

LIABILITIES:
  Payables -
     Investment securities purchased                                     $ 10,517,169
     Fund shares repurchased                                                  894,739
     Dividends                                                                 22,529
  Due to affiliates                                                           264,025
  Accrued expenses                                                             66,167
                                                                         ------------
       Total liabilities                                                 $ 11,764,629
                                                                         ------------

NET ASSETS:
  Fund shares                                                            $371,303,281
  Accumulated net realized loss on investment                                (135,212)
                                                                         ------------
       Total net assets                                                  $371,168,069
                                                                         ============

NET ASSET VALUE PER SHARE:
  (Offering and redemption price; unlimited number of shares authorized)
  Class A (based on $255,173,312/255,343,788 shares)                     $       1.00
                                                                         ============
  Class B (based on $78,818,599/78,789,798 shares)                       $       1.00
                                                                         ============
  Class C (based on $37,176,158/37,169,695 shares)                       $       1.00
                                                                         ============

MAXIMUM OFFERING PRICE:

  Class C                                                                $       1.01
                                                                         ============

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED 6/30/02

INVESTMENT INCOME:
   Interest                                                                $4,473,327
                                                                           ----------

EXPENSES:
   Management fees                                            $879,445
   Transfer agent fees
      Class A                                                  436,355
      Class B                                                   88,310
      Class C                                                   42,849
   Distribution fees
      Class A                                                  232,921
      Class B                                                  289,910
      Class C                                                  116,798
   Administrative fees                                          33,720
   Custodian fees                                               18,438
   Registration fees                                            61,982
   Professional fees                                            21,300
   Printing                                                     22,379
   Fees and expenses of nonaffiliated trustees                   5,311
   Miscellaneous                                                67,347
                                                              --------
      Total expenses                                                      $ 2,317,065
      Less management fees waived by Pioneer Investment
         Management, Inc.                                                    (319,166)
      Less fees paid indirectly                                               (13,326)
                                                                           ----------
      Net expenses                                                         $1,984,573
                                                                           ----------
         Net investment income                                             $2,488,754
                                                                           ----------
REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                        $ (111,009)
                                                                           ----------
   Net increase in net assets resulting from operations                    $2,377,745
                                                                           ----------

   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001


                                                     SIX MONTHS ENDED
                                                          6/30/02           YEAR ENDED
                                                        (UNAUDITED)          12/31/01
                                                        -----------          --------
FROM OPERATIONS:
  Net investment income                               $   2,488,754      $    9,889,794
  Net realized gain (loss) on investments                  (111,009)            266,490
   Net increase in net assets resulting from
     operations                                       $   2,377,745      $   10,156,284
                                                      -------------      --------------

DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income:
   Class A ($0.01 and $0.03 per share, respectively)  $  (2,335,421)     $   (8,463,806)
   Class B ($0.00 and $0.02 per share, respectively)       (112,207)         (1,085,849)
   Class C ($0.00 and $0.02 per share, respectively)        (41,126)           (340,139)
                                                      -------------      --------------
     Total distributions to shareowners               $  (2,488,754)     $   (9,889,794)
                                                      -------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                    $ 459,341,033      $1,114,609,986
  Reinvestment of distributions                           1,429,676           8,751,507
  Cost of shares repurchased                           (656,317,928)       (845,551,484)
                                                      -------------      --------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                     $(195,547,219)     $  277,810,009
                                                      -------------      --------------
   Net increase (decrease) in net assets              $(195,658,228)     $  278,076,499
                                                      -------------      --------------

NET ASSETS:
  Beginning of period                                   566,826,297         288,749,798
                                                      -------------      --------------
  End of period                                       $ 371,168,069      $  566,826,297
                                                      =============      ==============

                                                        '02 AMOUNT
                                                        (UNAUDITED)         '01 AMOUNT
                                                        -----------         ----------
CLASS A
Shares sold                                           $ 332,313,190      $  916,754,964
Reinvestment of distributions                             1,296,433           7,479,814
Less shares repurchased                                (572,212,604)       (673,437,176)
                                                      -------------      --------------
   Net increase (decrease)                            $(238,602,981)    $  250,797,602
                                                      =============      ==============

CLASS B
Shares sold                                           $  75,668,503      $  125,689,296
Reinvestment of distributions                                98,265             979,369
Less shares repurchased                                 (52,773,793)       (105,567,179)
                                                      -------------      --------------
   Net increase                                       $  22,992,975      $   21,101,486
                                                      =============      ==============

CLASS C
Shares sold                                           $  51,359,340      $   72,165,726
Reinvestment of distributions                                34,978             292,324
Less shares repurchased                                 (31,331,531)        (66,547,129)
                                                      -------------      --------------
   Net increase                                       $  20,062,787      $    5,910,921
                                                      =============      ==============


   The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                                  6/30/02       YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                (UNAUDITED)      12/31/01    12/31/00     12/31/99     12/31/98    12/31/97
                                                -----------      --------    --------     --------     --------    --------
CLASS A
Net asset value, beginning of period              $   1.00       $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                                  --------       --------    --------     --------     --------    --------
Increase from investment operations:
   Net investment income                          $   0.01       $   0.03    $   0.05     $   0.04     $   0.05    $   0.05
Distributions to shareowners:
   Net investment income                             (0.01)         (0.03)      (0.05)       (0.04)       (0.05)      (0.05)
                                                  --------       --------    --------     --------     --------    --------
Net asset value, end of period                    $   1.00       $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                                  ========       ========    ========     ========     ========    ========
Total return*                                         0.62%          3.29%       5.53%        4.23%        4.84%       4.78%
Ratio of net expenses to average net assets+          0.73%**        0.93%       1.02%        1.01%        0.88%       0.94%
Ratio of net investment income to average
   net assets+                                        1.31%**        2.89%       5.36%        4.11%        4.61%       4.62%
Net assets, end of period (in thousands)          $255,173       $493,871    $242,861     $287,126     $250,318    $209,041
Ratios assuming no waiver of management
   fees and assumption of expenses by PIM
   and no reduction for fees paid indirectly:
   Net expenses                                       0.88%**        0.94%       1.02%        1.01%        0.88%       0.98%
   Net investment income                              1.16%**        2.88%       5.36%        4.11%        4.61%       4.58%
Ratios assuming waiver of management fees
   and assumption of expenses by PIM and
   reduction for fees paid indirectly:
   Net expenses                                       0.74%**        0.89%       0.94%        0.95%        0.77%       0.87%
   Net investment income                              1.30%**        2.93%       5.44%        4.17%        4.72%       4.69%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
 +   Ratio assuming no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------


                                              SIX MONTHS ENDED
                                                   6/30/02       YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                 (UNAUDITED)      12/31/01    12/31/00     12/31/99     12/31/98    12/31/97
                                                 -----------      --------    --------     --------     --------    --------
CLASS B
Net asset value, beginning of period               $  1.00        $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                   -------        -------     -------      -------      -------     -------

Increase from investment operations:
   Net investment income                           $  0.00(a)     $  0.02     $  0.05      $  0.03      $  0.04     $  0.04
Distributions to shareowners:
   Net investment income                             (0.00)(a)      (0.02)      (0.05)       (0.03)       (0.04)      (0.04)
                                                   -------        -------     -------      -------      -------     -------
Net asset value, end of period                     $  1.00        $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                   =======        =======     =======      =======      =======     =======
Total return*                                         0.19%          2.42%       4.64%        3.36%        3.96%       3.89%
Ratio of net expenses to average net assets           1.66%**        1.79%       1.86%        1.83%        1.67%       1.75%
Ratio of net investment income to average
   net assets                                         0.38%**        2.08%       4.49%        3.33%        3.79%       3.85%
Net assets, end of period (in thousands)           $78,819        $55,837     $34,693      $67,184      $39,639     $32,477
Ratios assuming no waiver of management
   fees by PIM and no reduction for fees
   paid indirectly:
   Net expenses                                       1.82%**        1.79%       1.86%        1.83%        1.67%       1.78%
   Net investment income                              0.22%**        2.08%       4.49%        3.33%        3.79%       3.82%
Ratios assuming waiver of management
   fees by PIM and reduction for fees paid
   indirectly:
   Net expenses                                       1.66%**        1.77%       1.80%        1.81%        1.60%       1.70%
   Net investment income                              0.38%**        2.10%       4.55%        3.36%        3.86%       3.90%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
 +   Ratio assuming no reduction for fees paid indirectly.
**   Annualized.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                                   6/30/02       YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                 (UNAUDITED)      12/31/01    12/31/00     12/31/99     12/31/98    12/31/97
                                                 -----------      --------    --------     --------     --------    --------
CLASS C
Net asset value, beginning of period               $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $ 1.00
                                                   -------        -------     -------      -------      -------      -------
Increase from investment operations:
   Net investment income                           $  0.00(a)     $  0.02     $  0.04      $  0.03      $  0.04      $ 0.04
Distributions to shareowners:
   Net investment income                             (0.00)(a)      (0.02)      (0.04)       (0.03)       (0.04)      (0.04)
                                                   -------        -------     -------      -------      -------      -------
Net asset value, end of period                     $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $ 1.00
                                                   =======        =======     =======      =======      =======      ======
Total return*                                         0.16%          2.33%       4.54%        3.34%        4.12%       3.96%
Ratio of net expenses to average net assets+          1.72%**        1.90%       2.00%        1.76%        1.66%       1.79%
Ratio of net investment income to average
   net assets+                                        0.33%**        2.09%       4.27%        3.41%        3.79%       3.84%
Net assets, end of period (in thousands)           $37,176        $17,118     $11,195      $16,968      $18,316      $7,537
Ratios assuming no waiver of management fees
   by PIM and no reduction for fees
   paid indirectly:
   Net expenses                                       1.88%**        1.91%       2.00%        1.76%        1.66%       1.81%
   Net investment income                              0.17%**        2.08%       4.27%        3.41%        3.79%       3.82%
Ratios assuming waiver of management fees
   by PIM and reduction for fees paid indirectly
   Net expenses                                       1.70%**        1.87%       1.87%        1.72%        1.38%       1.62%
   Net investment income                              0.35%**        2.12%       4.40%        3.45%        4.07%       4.01%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
 +   Ratio assuming no reduction for fees paid indirectly.
**   Annualized.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Cash Reserves Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. FEDERAL INCOME TAXES

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. FUND SHARES

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. CLASS ALLOCATIONS

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2002, $48,967 was payable to PIM related to management fees, administrative fees and certain other services.

Effective April 22, 2002, PIM has agreed not to impose 0.25% of its management fee. In the future, if necessary, PIM may further limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Any such waiver or limitation would be applied to the same extent to each class of shares. These expense limitation policies are voluntary and temporary and be revised or terminated by PIM at any time without notice.

3. TRANSFER AGENT

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $103,896 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a majority owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $111,162 in distribution fees payable to PFD at June 30, 2002.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2002, CDSCs in the amount of $355,971 were paid to PFD.

5. EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2002, the Fund's expenses were reduced by $13,326 under such arrangements.

PIONEER CASH RESERVES FUND
--------------------------------------------------------------------------------
 TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

TRUSTEES                           OFFICERS
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
Mary K. Bush                       Daniel T. Geraci, Executive Vice President
Richard H. Egdahl, M.D.            Vincent Nave, Treasurer
Daniel T. Geraci                   Joseph P. Barri, Secretary
Margaret B.W. Graham
Marguerite A. Piret
Stephen K. West
John Winthrop


INVESTMENT ADVISER
Pioneer Investment Management, Inc.


CUSTODIAN
Brown Brothers Harriman & Co.


PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.


LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 CALL US FOR:

 ACCOUNT INFORMATION, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                               1-800-225-6292

 FACTFONE(SM) for automated fund yields, prices,
 account information and transactions                            1-800-225-4321

 RETIREMENT PLANS INFORMATION                                    1-800-622-0176

 TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                    1-800-225-1997

 WRITE TO US:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014

 OUR TOLL-FREE FAX                                               1-800-225-4240

 OUR INTERNET E-MAIL ADDRESS                      ASK.PIONEER@PIONEERINVEST.COM
 (for general questions about Pioneer only)

 VISIT OUR WEB SITE:                                       WWW.PIONEERFUNDS.COM

 THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.


 [PIONEER INVESTMENTS LOGO]

 PIONEER INVESTMENT MANAGEMENT, INC.                               12109-00-0802
 60 STATE STREET                         (C)2002 PIONEER FUNDS DISTRIBUTOR, INC.
 BOSTON, MASSACHUSETTS 02109                 UNDERWRITER OF PIONEER MUTUAL FUNDS
 WWW.PIONEERFUNDS.COM                   [RECYCLE LOGO] PRINTED ON RECYCLED PAPER